Submission	Dec. 09, 2024
Submission [Line Items]
Central Index Key	0001022321
Registrant Name	GENESIS ENERGY LP
Registration File Number	333-278743
Form Type	S-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES